PUBLIC OFFERING (Q3) (Details) - $ / shares	Feb. 17, 2021	Dec. 31, 2020
Public Warrants [Member]
Public Offering [Abstract]
Number of securities included in Unit (in shares)	0.50	0.50
Exercise price of warrant (in dollars per share)	$ 11.50	$ 11.50
Class A Ordinary Share [Member]
Public Offering [Abstract]
Number of securities included in Unit (in shares)	1	1
Number of shares issued upon exercise of warrant (in shares)	1	1
Initial Public Offering [Member]
Public Offering [Abstract]
Units issued (in shares)	20,000,000
Share price (in dollars per share)	$ 10.00	$ 10.00
Over-Allotment Option [Member]
Public Offering [Abstract]
Units issued (in shares)	2,500,000
Share price (in dollars per share)	$ 10.00	$ 10.00